PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)
Disclosure Related to PIMCO All Asset Portfolio
Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

(PIMCO All Asset All Authority Portfolio)
Disclosure Related to PIMCO All Asset All Authority Portfolio
Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset All Authority Portfolio's Portfolio Summary in the Administrative Class Prospectus and Advisor Class and Class M Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset Portfolio Administrative Class Prospectus; PIMCO All Asset Portfolio Advisor
Class Prospectus; PIMCO All Asset Portfolio Institutional Class Prospectus; and PIMCO All Asset
Portfolio Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section in the Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset All Authority Portfolio Administrative Class Prospectus; PIMCO All Asset All
Authority Portfolio Advisor Class Prospectus; and PIMCO All Asset All Authority Portfolio
Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset All Authority Portfolio)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)
Disclosure Related to PIMCO All Asset Portfolio

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

(PIMCO All Asset All Authority Portfolio)
Disclosure Related to PIMCO All Asset All Authority Portfolio

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset Portfolio Administrative Class Prospectus; PIMCO All Asset Portfolio Advisor
Class Prospectus; PIMCO All Asset Portfolio Institutional Class Prospectus; and PIMCO All Asset
Portfolio Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section in the Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset All Authority Portfolio Administrative Class Prospectus; PIMCO All Asset All
Authority Portfolio Advisor Class Prospectus; and PIMCO All Asset All Authority Portfolio
Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset All Authority Portfolio)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 27, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 27, 2012
Prospectus Date	rr_ProspectusDate	Sep 27, 2012
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M
Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock	Disclosure Related to PIMCO All Asset Portfolio
Supplement - [Text Block]	pimco_SupplementTextBlock_01
Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Performance Narrative Supplement [Text Block]	pimco_SupplementTextBlock_02

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section of the PIMCO All Asset Portfolio's Portfolio Summary in each Prospectus:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

(PIMCO All Asset All Authority Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock	Disclosure Related to PIMCO All Asset All Authority Portfolio
Supplement - [Text Block]	pimco_SupplementTextBlock_01
Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset All Authority Portfolio's Portfolio Summary in the Administrative Class Prospectus and Advisor Class and Class M Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock_01
PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset Portfolio Administrative Class Prospectus; PIMCO All Asset Portfolio Advisor
Class Prospectus; PIMCO All Asset Portfolio Institutional Class Prospectus; and PIMCO All Asset
Portfolio Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock_01

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Performance Narrative Supplement [Text Block]	pimco_SupplementTextBlock_02

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the "Performance Information" section in the Portfolio Summary in each Prospectus:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio's secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock_01
PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the
PIMCO All Asset All Authority Portfolio Administrative Class Prospectus; PIMCO All Asset All
Authority Portfolio Advisor Class Prospectus; and PIMCO All Asset All Authority Portfolio
Class M Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO All Asset All Authority Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	pimco_SupplementTextBlock_01

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").